Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE	12 Months Ended
Jun. 30, 2021
Puhui BVI [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Puhui BVI
Date of incorporation	● A British Virgin Islands company ● Incorporated on December 6, 2017
% of Ownership	100%
Puhui HK [Member}
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Puhui HK
Date of incorporation	● A Hong Kong company ● Incorporated on December 18, 2017
% of Ownership	100% owned by Puhui BVI
Puhui WFOE [Member}
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Puhui WFOE
Date of incorporation	● A PRC limited liability company and a deemed wholly foreign owned enterprise (“WFOE”) ● Incorporated on January 30, 2018 ● Registered capital of $10 million, to be fully funded by January 2040
% of Ownership	100% owned by Puhui HK
Granville Financial Services Company Limited (Granville) [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Granville Financial Services Company Limited (“Granville”)
Date of incorporation	● A Hong Kong company ● Incorporated on December 1, 2016
% of Ownership	100% owned by Puhui Cayman Acquired on December 3, 2019
Puhui Beijing [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Puhui Beijing **	[1]
Date of incorporation	● A PRC limited liability company ● Incorporated on September 24, 2013 ● Registered capital of $8,501,241 (RMB 53, 000,000)
% of Ownership	VIE of Puhui WFOE
Qingdao Puhui [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Qingdao Puhui *	[2]
Date of incorporation	● A PRC limited liability company ● The Company’s wholly owned subsidiary ● Incorporated on October 29, 2015 ● Registered capital of $781,115 (RMB 5,000,000)
% of Ownership	100% owned by Puhui Beijing
Shanghai Pucai [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Shanghai Pucai
Date of incorporation	● A PRC limited liability company ● The Company’s wholly owned subsidiary ● Incorporated on July 8, 2014 ● Registered capital of $818,170 (RMB 5,000,000)
% of Ownership	100% owned by Puhui Beijing
Beijing Pusheng [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Pusheng
Date of incorporation	● A PRC limited liability company ● The Company’s wholly owned subsidiary ● Incorporated on March 19, 2018 ● Registered capital of $1,579,255 (RMB 10,000,000) to be fully funded by January 1, 2040 ● No operations
% of Ownership	100% owned by Puhui Beijing Dissolved in January 2019***	[3]
Shanghai Ruyue [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Shanghai Ruyue
Date of incorporation	● A PRC limited liability company ● The Company’s wholly owned subsidiary ● Incorporated on April 27, 2017 ● Registered capital of $1,449,260 (RMB 10,000,000) to be fully funded by March 29, 2037
% of Ownership	100% owned by Puhui Beijing
Beijing Haidai Puhui Information Consulting Co. Ltd. (Beijing Haidai) [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Haidai Puhui Information Consulting Co. Ltd. (“Beijing Haidai”)
Date of incorporation	● A PRC limited liability company ● Incorporated on May 30, 2018 ● Registered capital of $15,634,038 (RMB 100,000,000) to be fully funded by December 31, 2040
% of Ownership	57% owned by Puhui Beijing till May 2021, 100% by Puhui Beijing since May 2021
Beijing Ruchang Management Consulting Co., Ltd.
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Ruchang Management Consulting Co., Ltd. (“Beijing Ruchang”) formerly know n as Beijing Ruyue Haipeng Consulting Co., Ltd.
Date of incorporation	● A PRC limited liability company ● Incorporated on June 23, 2017 ● Registered capital of $243,697 (RMB 1,666,666) to be fully funded by January 1, 2040
% of Ownership	60% owned by Shanghai Ruyue Dissolved in September 2020*****	[4]
Shanghai Hengshi Business Consulting Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Shanghai Hengshi Business Consulting Co., Ltd. (“Shanghai Hengshi”)
Date of incorporation	● A PRC limited liability company ● Incorporated on July 21, 2017 ● Registered capital of $49,244 (RMB 333,333) of which $19,698 (RMB 133,333) to be fully funded by May 21, 2030 and $29,546 (RMB 200,000) to be fully funded by April 21, 2037
% of Ownership	60% owned by Shanghai Ruyue Dissolved in June 2019***	[3]
Shanghai Shengshi Enterprise Management Consulting Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Shanghai Shengshi Enterprise Management Consulting Co., Ltd. (“Shanghai Shengshi”)
Date of incorporation	● A PRC limited liability company ● Incorporated on August 15, 2017 ● Registered capital of $249,576 (RMB 1,666,666) to be fully funded by August 14, 2037
% of Ownership	60% owned by Shanghai Ruyue Dissolved in October 2020*****	[4]
Beijing Puhui Shanying Management Consulting Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Puhui Shanying Management Consulting Co., Ltd. (“Beijing Shanying”)
Date of incorporation	● A PRC limited liability company ● Incorporated on September 5, 2017 ● Registered capital of $76,311 (RMB 500,000) to be fully funded by January 1, 2040
% of Ownership	60% owned by Shanghai Ruyue Dissolved in January 2021*****	[4]
Beijing Ruyue Jiahe Management Consulting Co., Ltd. ("Beijing Jiahe") [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Ruyue Jiahe Management Consulting Co., Ltd. (“Beijing Jiahe”)
Date of incorporation	● A PRC limited liability company ● Incorporated on July 14, 2017 ● Registered capital of $343,962 (RMB 2,333,333) to be fully funded by January 1, 2040
% of Ownership	70% owned by Shanghai Ruyue
Beijing Zhangpuji Management Consulting Co., Ltd. ("Beijing Zhangpuji") [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Zhangpuji Management Consulting Co., Ltd. (“Beijing Zhangpuji”)
Date of incorporation	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Registered capital of $30,564 (RMB 200,000) to be fully funded by January 1, 2040 ● No operations
% of Ownership	50% owned by Shanghai Ruyue Dissolved in May 2019***	[3]
Shanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen") [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Shanghai Junshen Enterprise Management Consulting Co., Ltd. (“Shanghai Junshen”)
Date of incorporation	● A PRC limited partnership ● Incorporated on July 17, 2019 ● Registered capital of $72,650 (RMB 500,000) to be fully funded by June 30, 2038
% of Ownership	70% owned by Shanghai Ruyue Dissolved in June 2020****	[5]
Beijing Fenghui Management Consulting Co., Ltd. ("Beijing Fenghui") [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Fenghui Management Consulting Co., Ltd. (“Beijing Fenghui”)
Date of incorporation	● A PRC limited liability company ● Incorporated on October 23, 2017 ● Registered capital of $75,326 (RMB 500,000) to be fully funded by January 1, 2040
% of Ownership	70% owned by Beijing Jiahe Dissolved in June 2021*****	[4]
Beijing Lingsheng Chuangyuan Management Consulting Co., Ltd. ("Beijing Lingsheng") [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Lingsheng Chuangyuan Management Consulting Co., Ltd. (“Beijing Lingsheng”)
Date of incorporation	● A PRC limited liability company ● Incorporated on January 22, 2018 ● Registered capital of $78,059 (RMB 500,000) to be fully funded by January 1, 2040
% of Ownership	70% owned by Beijing Jiahe Dissolved in July 2021
Suzhou Shanghui Management Consulting Co., Ltd. ("Suzhou Shanghui") [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Suzhou Shanghui Management Consulting Co., Ltd. (“Suzhou Shanghui”)
Date of incorporation	● A PRC limited liability company ● Incorporated on March 13, 2018 ● Registered capital of $79,076(RMB 500,000) to be fully funded by February 28, 2048
% of Ownership	70% owned by Beijing Fenghui Dissolved in June 2021*****	[4]
Beijing Puhui Ruihe Management Consulting Co., Ltd. ("Puhui Ruihe") [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Puhui Ruihe Management Consulting Co., Ltd. (“Puhui Ruihe”)
Date of incorporation	● A PRC limited partnership ● Incorporated on June 26, 2018 ● Registered capital of $75,996 (RMB 500,000) to be fully funded by January 1, 2040
% of Ownership	70% owned by Beijing Lingsheng Dissolved in June 2021*****	[4]
Beijing Hongsheng Management Consulting Co., Ltd. ("Beijing Hongsheng") [Member]
Nature of Business and Organization (Details) - Schedule of subsidiaries and VIE [Line Items]
Place of incorporation	Beijing Hongsheng Management Consulting Co., Ltd. (“Beijing Hongsheng”)
Date of incorporation	● A PRC limited partnership ● Incorporated on January 21, 2019 ● Registered capital of $73,775 (RMB 500,000) to be fully funded by December 31, 2040
% of Ownership	70% owned by Beijing Lingsheng Dissolved in March 2020****	[4]

[1]	Puhui Beijing was a general partner in two limited partnerships, Beijing Jiongheng Management Consulting Center (Limited Partnership) (“Beijing Jiongheng”) and Beijing Jiongying Management Consulting Center (Limited Partnership) (“Beijing Jiongying”). By following similar evaluation as above, these two limited partnerships were considered as VIEs of Puhui Beijing. These two partnerships were dissolved in January 2019 and there has been no activity as of the date of dissolution.
[2]	As of June 30, 2020, Qingdao Puhui is a general partner in ten limited partnerships it set up with registered capital of RMB1.0 million. The purpose of these limited partnerships is to raise capital from investors and transform these limited partnerships into investment funds for fund management business. Upon establishment, Qingdao Puhui is deemed to be the primary beneficiary thus consolidates these limited partnerships as it acts as the only general partner and one Vice President of the Company acts as the only limited partner. Once investors have been admitted as the new partners with agreed capital injection, these limited partners will file their status with the PRC authority in accordance with the rules and regulations on investment funds in China, and therefore obtain the qualification to officially start business as an investment fund in China. Upon filing of the investment fund status, the Company reassesses its interests in these limited partnerships and determines if it would continue to consolidate or deconsolidate these limited partnerships in accordance with the requirements ASU 2015-02. As of June 30, 2021, three out of the ten limited partnerships have been registered as investment funds and are in operations, including Beijing Ruying Consulting Center (LP), Xinyu Jiji and Xinyu Yuanyuan. Those limited partnerships are not consolidated in the Company’s consolidated financial statements. The other seven limited partnerships have no activities as of June 30, 2021 other than initial set up fees incurred and were dissolved in July 2021. On April 8, 2021, Qingdao Puhui set up three additional limited partnerships with no operation in fiscal year 2021. See Note 2 for consolidation policies.
[3]	The Company disposed Beijing Pusheng, Shanghai Hengshi, and Beijing Zhangpuji during January through June of 2019, resulting in a loss from disposal of subsidiaries of approximately $33,000. As the disposal of these entities do not represent strategic change according with ASC 360, the Company did not report such disposals as discontinued operations.
[4]	The Company disposed of Beijing Ruchang in September 2020, Shanghai Shengshi in October 2020, Beijing Fenghui, Beijing Ruihe Suzhou Shanghui and Shanghai Shengshi in June 2021 and recognized approximately $950,000 of loss from disposal. These subsidiaries were mainly sales office of Puhui which did not have material assets as the loss was mainly from the write off of intercompany receivables from Shanghai Rueyue, the holding company of these subsidiaries. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.
[5]	The Company disposed of Beijing Hongsheng in March 2020 and Shanghai Junshen in June 2020. No gain or loss from these disposals was recognized.